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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
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Address:   277 Park Avenue, 27th Floor
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           New York, NY  10172
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Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
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Title:   Managing Director
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Phone:   212-350-5100
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Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                      11/12/99
-----------------------             ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 16
                                            ---------------------------
Form 13F Information Table Value Total:     $        286,456
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                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F                          F132B1199


Page 1 of 3        Name of Reporting Manager:  Greenbelt Corp.
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

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Item 1:                   Item 2:    Item 3:         Item 4: Fair           Item 5:  Shares
Name of Issuer            Title of   CUSIP           Market Value           or Principal
                          Class      Number                                 Amount
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
Ascent Com                COM        43628106             939,000           68,320
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Bethlehem Steel           COM        87509105             27,173,000        3,684,500
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Comsat Corp.              COM SER 1  20564D107            2,024,000         52,781
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Florsheim Shoe Co.        COM        343302105            82,000            32,733
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Genesis Worldwide         COM        37184G104            778,000           150,000
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Great Atlantic & Pac.     COM        390064103            6,654,000         219,500
Tea Inc.
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Ladd Furniture Inc.       COM        505739201            2,648,000         125,000
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LTX Corp.                 COM        502392103            13,653,000        997,500
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COLUMN TOTALS (Page)                                      53,951,000
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Table continued...

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                          Item 6: Investment Discretion                                   Item 8: Voting Authority (Shares)
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Item 1:                                     (b) Shared-    (c) Shared-   Item 7:
Name of Issuer                              As Defined in      Other     Managers
                          (a) Sole          Instr. V                     See Instr. V     (a) Sole        (b) Shared       (c) None
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
Ascent Com                68,320                                                          68,320
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Bethlehem Steel           3,684,500                                                       3,684,500
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Comsat Corp.              52,781                                                          52,781
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Florsheim Shoe Co.        32,733                                                          32,733
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Genesis Worldwide         150,000                                                         150,000
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Great Atlantic & Pac.     219,500                                                         219,500
Tea Inc.
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Ladd Furniture Inc.       125,000                                                         125,000
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LTX Corp.                 997,500                                                         997,500
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COLUMN TOTALS (Page)
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

                                    FORM 13F                          F132B1199


Page 2 of 3        Name of Reporting Manager:  Greenbelt Corp.
                                               --------------------------------

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Item 1:                   Item 2:    Item 3:         Item 4: Fair        Item 5:  Shares
Name of Issuer            Title of   CUSIP           Market Value        or Principal
                          Class      Number                              Amount
------------------------------------------------------------------------------------------
NCR Corp.                  COM       62886E108       46,648,000          1,410,900
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Ogden Corp.                COM       676346109       9,550,000           920,500
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Primesource Corp.          COM       741593107       772,000             132,800
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Ryerson Tull               COM       783755101       27,744,000          1,199,746
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Scitex Ltd.                ORD       809090103       1,189,000           108,700
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Sunglass Hut               COM       86736F106       24,934,000          2,360,600
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Unisys Corp                COM       909214108       18,050,000          400,000
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Venator Group, Inc.        COM       922944103       103,618,000         12,101,322
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COLUMN TOTALS (Page)                                 0
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AGGREGATE COLUMN TOTALS                              286,456,000
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Table continued...

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                            Item 6: Investment Discretion                              Item 8: Voting Authority (Shares)
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Item 1:                                      (b)           (c) Shared-    Item 7:
Name of Issuer                               Shared- As        Other      Mana-
                            (a) Sole         Defined in                   gers  See    (a) Sole          (b) Shared      (c) None
                                             Instr. V                     Instr. V
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
NCR Corp.                   1,410,900                                                  1,410,900
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Ogden Corp.                 920,500                                                    920,500
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Primesource Corp.           132,800                                                    132,800
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Ryerson Tull                1,199,746                                                  1,199,746
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Scitex Ltd.                 108,700                                                    108,700
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Sunglass Hut                2,360,600                                                  2,360,600
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Unisys Corp                 400,000                                                    400,000
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Venator Group, Inc.         12,101,322                                                 12,101,322
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COLUMN TOTALS (Page)
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AGGREGATE COLUMN TOTALS
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

                             CONFIDENTIAL TREATMENT

                                    FORM 13F                          F132B1199


Page 3 of 3        Name of Reporting Manager:  Greenbelt Corp.
                                               --------------------------------

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Item 1:                   Item 2:    Item 3:         Item 4: Fair        Item 5:  Shares
Name of Issuer            Title of   CUSIP           Market Value        or Principal
                          Class      Number                              Amount
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
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Confidential Treatment has been requested for this page pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.
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Table continued...

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 Item 6: Investment Discretion                                      Item 8: Voting Authority (Shares)
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                     (b)                (c)           Item 7: Mana-
                     Shared- As         Shared-       gers  See
 (a) Sole            Defined in Instr.  Other         Instr. V      (a) Sole          (b) Shared    (c) None
                     V
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

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